Stockholders’ Equity (Details) - Schedule of Warranty Issuance	12 Months Ended
Dec. 31, 2022 $ / shares shares
Nonvested Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Warranty Issuance [Line Items]
Number, Nonvested at beginning balance | shares	227
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 4,340
Number, Granted | shares
Weighted- Average Exercise Price, Granted | $ / shares
Number, Vested | shares	(172)
Weighted- Average Exercise Price, Vested | $ / shares	$ 4,496.4
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested at ending balance | shares	55
Weighted- Average Exercise Price, Nonvested at ending balance | $ / shares	$ 3,840
Nonvested Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Warranty Issuance [Line Items]
Number, Nonvested at beginning balance | shares	2,315
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 3,020
Number, Granted | shares	162,439
Weighted- Average Exercise Price, Granted | $ / shares	$ 188.4
Number, Vested | shares	(160,879)
Weighted- Average Exercise Price, Vested | $ / shares	$ 222
Number, Forfeited | shares	(1,375)
Weighted- Average Exercise Price, Forfeited | $ / shares	$ 800
Number, Nonvested at ending balance | shares	2,500
Weighted- Average Exercise Price, Nonvested at ending balance | $ / shares	$ 300